As filed with the Securities and Exchange Commission on May 5, 2006

                                                                File Nos. ______
                                                                      811-21868

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                        Pre-Effective Amendment No.      _____

                        Post-Effective Amendment No.     _____

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

                        Amendment No.                    _____

                        (Check appropriate box or boxes)

                            SURGEONS INVESTMENT FUNDS
                                  (Registrant)

                               633 N. Saint Clair
                          Chicago, Illinois 60611-3211

                         Telephone Number: 312-202-5056

                                   Savitri Pai
                         Surgeons Asset Management, LLC
                               633 N. Saint Clair
                             Chicago, IL 60611-3211

                     Please send copy of communications to:
                             Alan P. Goldberg, Esq.
                             Bell, Boyd & Lloyd LLC
                           Three First National Plaza
                       70 West Madison Street, Suite 3100
                             Chicago, IL 60602-4207


It is proposed that this filing will become effective (check appropriate box):

/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on (date) pursuant to paragraph (a)(1)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                            SURGEONS INVESTMENT FUNDS

                      SURGEONS DIVERSIFIED INVESTMENT FUND


                                   PROSPECTUS
                             _________________, 2006










Surgeons Investment Funds is an open-end, diversified management investment company offering shares of the Surgeons Diversified Investment Fund. Shares of the Fund are available only to U.S. citizen members of the American College of Surgeons (the "College"), their families, employees, affiliated retirement plans and physician practice groups with College membership representation; members of certain other U.S. medical societies or associations as determined by the College from time to time; and Trustees of the Trust. Shares of the Fund are no-load, which means you pay no sales charges.


For information or assistance in opening an account, please call toll-free xxx-xxx-xxxx.



This Prospectus has information about the Fund that you should know before you invest. You should read it carefully and keep it with your investment records. The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Risk/Return Summary .........................................................  1

Fees and Expenses ...........................................................  4

Descriptions of the Underlying ETFs .........................................  5

Principal Risks of the Underlying ETFs ......................................  9

Fund Management ............................................................. 13

How the Fund Values Its Shares .............................................. 16

How to Buy Shares ........................................................... 17

How to Redeem Shares ........................................................ 21

Shareholder Statements and Reports .......................................... 24

Dividends, Distributions and Taxes .......................................... 24

Customer Privacy Policy ..................................................... 26

RISK/RETURN SUMMARY
================================================================================

INVESTMENT OBJECTIVE

     Surgeons Diversified Investment Fund seeks to provide long-term capital appreciation and income. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is intended to provide an opportunity for U.S. citizen members of the American College of Surgeons (the "College"), their families, employees, affiliated retirement plans and physician practice groups with College membership representation; members of certain other U.S. medical societies or associations as determined by the College from time to time; and Trustees of the Trust to invest their assets and benefit from asset allocation, diversification, rebalancing and liquidity of the Fund.

     The Fund seeks to achieve its investment objective by investing up to 100% of its net assets in Exchange Traded Funds (the "Underlying ETFs"). __________(the "ETF Subadviser"), as an investment subadviser to the Fund, will be responsible for managing the Fund's investments in the Underlying ETFs. When the Fund has accumulated net assets of at least [$100 million], the Fund intends to retain additional investment subadvisers in the equity and fixed income markets to achieve the Fund's investment objective, and to invest in securities other than the Underlying ETFs.

     The Underlying ETFs are exchange traded investment companies that are registered under the Investment Company Act of 1940 and hold a portfolio of common stocks or other securities designed to track the performance of a particular index. The Underlying ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday.

     Under normal market conditions, the Fund intends to allocate approximately 70% of its net assets at market value at the time of purchase to Underlying ETFs that invest primarily in equity securities ("Underlying Equity ETFs") and 30% to Underlying ETF(s) that invest primarily in fixed income securities ("Underlying Fixed Income ETF(s)"). The Fund may invest up to 20% of its assets in Underlying ETFs that invest primarily in equity securities of non-U.S. companies. Fixed income investments may include U.S. Government securities, non-convertible debt of "investment grade" quality (e.g., that Moody's has rated BAA or higher or S&P has rated BBB or higher) and money market instruments. The Fund intends to initially allocate its assets as follows:

--------------------------------------------------------------------------------
               ASSET CLASS                               ALLOCATION
               -----------                               ----------
--------------------------------------------------------------------------------
US EQUITY
--------------------------------------------------------------------------------
    Large Cap Value Stocks                                    8%
--------------------------------------------------------------------------------
    Large Cap Growth Stocks                                   8%
--------------------------------------------------------------------------------
    Large Cap Index Stocks                                    7%
--------------------------------------------------------------------------------
    Small Cap Value Stocks                                    6%
--------------------------------------------------------------------------------
    Small Cap Growth Stocks                                   6%
--------------------------------------------------------------------------------
    REIT Stocks                                               8%
--------------------------------------------------------------------------------
    Energy Stocks                                             8%
--------------------------------------------------------------------------------
SUB-TOTAL US EQUITY                                          50%
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY                                         20%
--------------------------------------------------------------------------------
US FIXED INCOME                                              30%
--------------------------------------------------------------------------------
TOTAL                                                       100%
--------------------------------------------------------------------------------

     Unless and until the Manager appoints a new subadviser to manage the portion of the Fund's portfolio allocated to U.S. fixed income securities, the Fund's investment in the iShares Lehman Aggregate Bond Fund may exceed 25% of the Fund's net assets.

     The Fund has no restrictions on market capitalization. The Fund intends to be broadly diversified according to market capitalization and sector, geography, and other investment characteristics. Surgeons Asset Management, LLC, the Fund's investment manager (the "Manager"), may adjust the Fund's asset allocation from time to time, as it deems necessary, to respond to changes in the market. The Fund may invest in Underlying ETFs that mirror the Fund's proposed asset allocation based upon various criteria established by the Manager. [MORE INFORMATION ON THE METHODS THE MANAGER WILL USE TO MAKE ASSET ALLOCATION DECISIONS WILL BE INCLUDED BY AMENDMENT.]

     The Fund may purchase or sell securities to: (a) accommodate purchases and sales of its shares; (b) change the percentages of its assets invested in each of the Underlying ETFs in response to economic or market conditions; and (c) maintain or modify the allocation of its assets among the Underlying ETFs from time to time.

     When the Fund has accumulated net assets of at least [$100 million], the Fund intends to retain additional subadvisers who will pursue the Fund's investment objective. For the fixed income portion of the Fund's portfolio, the subadvisers will vary the average maturity of the Fund's assets and make buy and sell decisions of individual securities based upon their individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments. The Fund has no restrictions concerning the minimum or maximum maturity of its fixed income investments.

     For the equity portion of the Fund's portfolio, the investment strategies of the Fund's subadvisers will differ, but typically will emphasize individual securities that have one or more of the following characteristics:

     o prices they believe are significantly below the intrinsic value of the company;

     o    favorable prospects for earnings growth;

     o    above average return on equity and dividend yield;

     o a professional management team that has produced strong and consistent company performance; and

     o    sound overall financial condition of the issuer.

PRINCIPAL RISKS OF INVESTING IN THE FUND

     The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. You should carefully consider the Fund's investment risks before deciding whether to invest in the Fund. This information is important to your investment choice.

     INVESTING IN THE UNDERLYING ETFS. The Fund's investments are concentrated in the Underlying ETFs, and the Fund's investment performance is directly related to the investment performance of the Underlying ETFs it holds. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying ETFs to meet their objectives as well as the allocation among those Underlying ETFs by the Manager and ETF Subadviser. The value of the Underlying ETFs' investments, and the net asset values of the shares of both the Fund and the Underlying ETFs, will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying ETFs invest. There can be no assurance that the investment objective of the Fund or any Underlying ETF will be achieved.

     INVESTMENTS OF THE UNDERLYING ETFS. Because the Fund invests in the Underlying ETFs, the Fund's shareholders will be affected by the investment policies of the Underlying ETFs in direct proportion to the amount of assets the Fund allocates to the Underlying ETFs. The Fund may invest in Underlying ETFs that in turn invest in small capitalization companies and foreign issuers and thus are subject to additional risks, including changes in foreign currency exchange rates and political risk. Foreign investments may include securities of issuers located in emerging countries in Asia, Latin, Central and South America, Eastern Europe, Africa and the Middle East. The Fund may also invest in Underlying ETFs that in turn invest in non-investment grade fixed income securities ("junk bonds"), which are considered speculative by traditional standards. In addition, the Underlying ETFs may purchase derivative securities; enter into forward currency transactions; lend their portfolio securities; enter into futures contracts and options transactions; purchase zero coupon bonds and payment-in-kind bonds; purchase securities issued by real estate investment trusts ("REITs") and other issuers in the real estate industry; purchase restricted and illiquid securities; purchase securities on a when-issued or delayed delivery basis; enter into repurchase agreements; borrow money; and engage in various other investment practices. The risks presented by these investment practices are discussed in this Prospectus under "Principal Risks of the Underlying ETFs."

     Investing in the Underlying ETFs involves risks generally associated with investments in a broadly based portfolio of common stocks that do not apply to conventional funds, including: (1) the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decline, thereby affecting the value of the shares of an Underlying ETF; (2) an active trading market for an Underlying ETF's shares may not develop or be maintained; (3) trading of an Underlying ETF's shares may be halted if the listing exchange deems such action appropriate; and (4) Underlying ETF shares may be delisted from the exchange on which they trade, or activation of "circuit breakers" (which are tied to large decreases in stock prices) may halt trading temporarily.

     EXPENSES. You may invest in the Underlying ETFs directly. By investing in the Underlying ETFs indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying ETFs held by the Fund (including operating costs and investment management fees), but also expenses of the Fund. The expenses of the Underlying ETFs are listed below on pages 14 and 15.

     More information about the investment techniques of the Underlying ETFs, and their associated risks, is provided under "Description of the Underlying ETFs" and "Principal Risks of the Underlying ETFs" in this Prospectus and in the Statement of Additional Information ("SAI").

PERFORMANCE HISTORY

     Please note that performance information has not been presented because the Fund has not been in existence for at least one calendar year.

FEES AND EXPENSES
================================================================================

     This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Sales Charge (Load) Imposed on Purchases                          None
Deferred Sales Charge (Load)                                      None
Sales Charge (Load) Imposed on Reinvested Dividends               None
Redemption Fee (as a percentage of the amount redeemed)           ____%

The Fund expenses shown in the table below do not include the pro rata expenses of the Underlying ETFs. The Fund expenses would be higher if such expenses were included.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                   1.00%
Distribution (12b-1) Fees                                         0.25%
Other Expenses1                                                   ____%
Total Annual Fund Operating Expenses                              ____%
Less Management Fee Waivers2                                      ____%
Net Annual Fund Operating Expenses                                1.35%

1 Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year. Certain expenses, including custodian expenses, registrar and transfer agent expenses, Trustees' fees, legal and auditing fees, and the cost of shareholder reports and registration fees are incurred at both the Fund level and by the Underlying ETFs. An investor can avoid these expenses at the Fund level by investing directly in the Underlying ETFs. "Other Expenses" do not include the expenses of the Underlying ETFs, which range from [0.09%] to [0.95%] per annum of such ETFs' average daily net assets. The weighted average of the expenses of the Underlying ETFs in which the Fund expects to invest as of the date of this prospectus is ____%.

2 For the period of _________ through _________, the Manager has contractually agreed to waive fees and/or reimburse the Fund's expenses to the extent necessary to limit the Fund's net operating expenses to 1.35% of the Fund's net assets.

EXAMPLE:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  ---------------------------------------------
                          1                        3
                          Year                     Years
                  ---------------------------------------------
                          $----                    $----
                  ---------------------------------------------

DESCRIPTIONS OF THE UNDERLYING ETFS
================================================================================

     A description of the other investment strategies that the Underlying ETFs may employ and the risks associated with these strategies is provided below. Because of the types of securities in which the Fund invests and the investment techniques that the Fund uses, the Fund is designed for investors who are investing all or a portion of their assets for the long term. While the Manager tries to reduce risks by diversifying investments, adverse changes in overall market prices and the prices of investments held by the Fund can occur at any time and there is no assurance that the Fund will achieve its investment objective.

     The following is a concise description of the investment objectives and practices of each Underlying ETF in which the Fund intends to invest as of the date of this Prospectus. No offer is made in this Prospectus of any of the Underlying ETFs. The Fund may also invest in other Underlying ETFs not listed below that may become available for investment in the future at the discretion of the Manager without shareholder approval. Additional information regarding the investment practices of these Underlying ETFs is provided in the SAI. For information regarding the disclosure of the Underlying ETFs portfolio securities holdings, see the applicable Underlying ETF's prospectus.


----------------------------------------------------------------------------------------------------------------------------
INVESTMENT CATEGORY AND                      INVESTMENT OBJECTIVES                   INVESTMENT STRATEGIES
   UNDERLYING ETF(S)
----------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
----------------------------------------------------------------------------------------------------------------------------
                                            Seek   investment    results    that     Invests at least 90% of its assets in
iShares Russell 1000 Value Index Fund       correspond generally  to  the  price     securities of the  underlying  index.
                                            and yield performance,  before  fees     May invest up to 10% of its assets in
iShares S&P 500 Value Index Fund            and    expenses,    of   the   large     securities  not   included   in   the
                                            capitalization  value sector  of the     underlying   index,   but  which  the
                                            U.S.  equity market, as  represented     investment   manager   believes  will
                                            by their respective indices.             help the  Underlying  ETF  track  its
                                                                                     respective   index.   Invests   in  a
                                                                                     representative sampling of securities
                                                                                     in the index,  which have  a  similar
                                                                                     investment  profile as the underlying
                                                                                     index  in  order to track the index.

----------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
                                            Seek    investment    results   that     Invests at least 90% of its assets in
iShares Russell 1000 Growth Index Fund      correspond  generally  to  the price     securities of the  underlying  index.
                                            and yield  performance,  before fees     May invest up to 10% of its assets in
iShares S&P 500 Growth Index Fund           and    expenses,   of   the    large     securities   not   included   in  the
                                            capitalization growth  sector of the     underlying   index,   but  which  the
                                            U.S. equity market,  as  represented     investment   manager   believes  will
                                            by their respective indices.             help the  Underlying  ETF  track  its
                                                                                     respective   index.   Invests   in  a
                                                                                     representative sampling of securities
                                                                                     in the  index, which have  a  similar
                                                                                     investment  profile as the underlying
                                                                                     index  in  order to track the index.
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
LARGE CAP INDEX
----------------------------------------------------------------------------------------------------------------------------
                                            Intends   to  provide     investment     Invests in  substantially  all of the
SPDR Trust                                  results  that,    before   expenses,     component    common    stocks   which
                                            generally   correspond to  the price     comprise  the  S&P   500  Index   and
                                            and  yield  performance  of the  S&P     mirrors    the   weighting  of   each
                                            500 Index.                               component   company   in  the  Index.
                                                                                     This     Underlying     ETF    issues
                                                                                     Standard    &    Poor's    Depositary
                                                                                     Receipts      ("SDPRs"),        which
                                                                                     represent   an   undivided  ownership
                                                                                     interest in the portfolio stocks held
                                                                                     by the Trust.
----------------------------------------------------------------------------------------------------------------------------
                                            Seeks   investment    results   that     Invests at least 90% of its assets in
iShares S&P 500 Index Fund                  correspond  generally  to the  price     securities  of  the  S&P  500  Index.
                                            and yield  performance,  before fees     May  invest  up to 10% of its  assets
                                            and  expenses, of the S&P 500 Index.     securities not included in the index,
                                                                                     but   which  the  investment  manager
                                                                                     believes  will  help  the  Underlying
                                                                                     ETF   track   the   S&P  500   Index.
                                                                                     Invests in a  representative sampling
----------------------------------------------------------------------------------------------------------------------------


                                                             6

----------------------------------------------------------------------------------------------------------------------------
                                                                                     of securities  in  the  index,  which
                                                                                     have a similar investment  profile as
                                                                                     the S&P 500 Index in order  to  track
                                                                                     the index.
----------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE
----------------------------------------------------------------------------------------------------------------------------
                                            Seek   investment    results    that     Invests at least 90% of its assets in
iShares Russell 2000 Value Index Fund       correspond generally  to  the  price     securities of the  underlying  index.
                                            and yield performance,  before  fees     May invest up to 10% of its assets in
iShares S&P Small Cap 600 Value Index       and    expenses,   of    the   small     securities   not   included   in  the
Fund                                        capitalization  value  sector of the     underlying   index,   but  which  the
                                            U.S.  equity market, as  represented     investment   manager   believes  will
                                            by their respective indices.             help the  Underlying  ETF  track  its
                                                                                     respective   index.   Invests  in   a
                                                                                     representative sampling of securities
                                                                                     in the index,  which have  a  similar
                                                                                     investment  profile as the underlying
                                                                                     index  in  order to track the index.

----------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH
----------------------------------------------------------------------------------------------------------------------------
                                            Seek    investment    results   that     Invests at least 90% of its assets in
iShares Russell 2000 Growth Index Fund      correspond  generally  to the  price     securities of the  underlying  index.
                                            and yield  performance,  before fees     May invest up to 10% of its assets in
iShares S&P Small Cap 600 Growth Index      and    expenses,    of   the   small     securities   not   included   in  the
Fund                                        capitalization  growth sector of the     underlying   index,   but  which  the
                                            U.S. equity  market,  as represented     investment   manager   believes  will
                                            by their respective indices.             help the  Underlying  ETF  track  its
                                                                                     respective   index.   Invests   in  a
                                                                                     representative sampling of securities
                                                                                     in the index,  which  have  a similar
                                                                                     investment  profile as the underlying
                                                                                     index  in  order to track the index.
----------------------------------------------------------------------------------------------------------------------------
REITS EQUITIES
----------------------------------------------------------------------------------------------------------------------------
                                            Seeks  to  provide  a high  level of     Normally    invests     approximately
Vanguard REIT VIPERs                        income    and   moderate   long-term     98% of its assets in stocks issued by
                                            capital appreciation by tracking the     equity real estate  investment trusts
                                            performance  of the Morgan   Stanley     listed  on  the  Morgan Stanley  REIT
                                            REIT Index, a   benchmark index that     Index;   the  remaining   assets  are
                                            measures the performance of publicly     allocated to cash investments.
                                            traded equity REITs.
----------------------------------------------------------------------------------------------------------------------------
                                            Seeks   investment    results   that     Invests at least 90% of its assets in
iShares Dow Jones U.S. Real Estate Index    correspond  generally  to the  price     securities of the   underlying index.
Fund                                        and yield  performance,  before fees     Invests in a  representative sampling
                                            and   expenses,  of  the  Dow  Jones     of  securities  in  the  index, which
                                            U.S. Real Estate Index.                  have a similar  investment profile as
                                                                                     the  underlying  index in order to
                                                                                     track the index.
----------------------------------------------------------------------------------------------------------------------------
ENERGY STOCKS
----------------------------------------------------------------------------------------------------------------------------
                                            Seeks to track  the  performance  of     Attempts  to replicate  the MCSI U.S.
Vanguard Energy VIPERs                      the  MCSI  U.S.   Investable  Market     Investable  Market Energy  Index,  by
                                            Energy Index,  an index of stocks of     investing all, or substantially  all,
                                            large,  medium-size  and small  U.S.     of its assets in the stocks that make
                                            companies  within the energy sector,     up  the  stock  index, holding   each
                                            as classified  under Global Industry     stock  in  approximately   the   same
                                            Classification Standard ("GICS").        proportion  as its  weighting  in the
                                                                                     index. If regulatory  constraints  or
                                                                                     other considerations prevent it  from
                                                                                     replicating the index, the Underlying
----------------------------------------------------------------------------------------------------------------------------

                                                             7

----------------------------------------------------------------------------------------------------------------------------
                                                                                     ETF   may   also  sample  its  target
                                                                                     index by  holding stocks that, in the
                                                                                     aggregate,    are     intended     to
                                                                                     approximate  the  index  in  terms of
                                                                                     its key characteristics.
----------------------------------------------------------------------------------------------------------------------------
                                            Seeks to track the  performance of a     Invests in  substantially  all of the
SDPR Energy                                 benchmark  index (the energy  sector     component   stocks   which   comprise
                                            of  the   S&P    500   Index)   that     the index and  mirrors the  weighting
                                            measures  the  investment return  of     of each in the index.
                                            energy  companies   that   primarily
                                            develop  and  produce  crude oil and
                                            natural  gas,  and  provide drilling
                                            and other energy - related services.
----------------------------------------------------------------------------------------------------------------------------
                                            Seeks   investment    results   that     Invests at least 90% of its assets in
iShares S&P Global  Energy  Sector Index    correspond  generally  to  the price     the  securities  of  the  S&P  Global
Fund                                        and yield  performance, before  fees     Energy Sector  Index  or  in American
                                            and  expenses,  of  the  S&P  Global     Depositary     Receipts     ("ADRs"),
                                            Energy Sector Index.                     Global       Depositary      Receipts
                                                                                     ("GDRs")   or   European   Depositary
                                                                                     Receipts    ("EDRs")     representing
                                                                                     securities  in  the index. May invest
                                                                                     up  to  10%  of  its  net  assets  in
                                                                                     securities not included in the index,
                                                                                     but   which  the  investment  manager
                                                                                     believes  will  help  the  Underlying
                                                                                     ETF track the index.
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY
----------------------------------------------------------------------------------------------------------------------------
                                            Seeks   investment    results   that     Invests at least 90% of its assets in
iShares MSCI-EAFE                           correspond  generally  to the  price     the   securities  of  its  underlying
                                            and yield  performance,  before fees     index  or  in   American   Depositary
                                            and  expenses,   of  the  MSCI  EAFE     Receipts ("ADRs"), Global  Depositary
                                            Index  (an  equity   benchmark   for     Receipts    ("GDRs")    or   European
                                            international stock performance).        Depositary      Receipts     ("EDRs")
                                                                                     representing  securities     in   the
                                                                                     underlying  index.  May invest up  to
                                                                                     10% of its net assets  in  securities
                                                                                     not included in the index, but  which
                                                                                     the investment manager  believes will
                                                                                     help the  Underlying  ETF  track  the
                                                                                     index.
----------------------------------------------------------------------------------------------------------------------------
U.S. FIXED INCOME
----------------------------------------------------------------------------------------------------------------------------
                                            Seeks  investment    results    that     Invests  approximately  90%  of   its
iShares Lehman Aggregate Bond Fund          correspond generally  to  the  price     assets in the  bonds  represented  in
                                            and yield  performance,  before fees     the   underlying   index    and    in
This ETF's average maturity and             and  expenses,  of the  total United     securities   (via      representative
duration are both 6.45 years as of          States    investment   grade    bond     sampling) that provide  substantially
April 27,  2006.                            market  as  defined   by the  Lehman     similar exposure to securities in the
                                            Brothers   U.S. Aggregate Index.         index.  May invest the  remainder  of
                                                                                     its assets in bonds not in the  index
                                                                                     but   which   the  investment manager
                                                                                     believes   will  help  the Underlying
                                                                                     ETF  track  the   index,    including
                                                                                     shares  of    money    market   funds
                                                                                     affiliated   with   the    investment
                                                                                     manager.

----------------------------------------------------------------------------------------------------------------------------

                                                             8

     THE PARTICULAR UNDERLYING ETF IN WHICH THE FUND MAY INVEST, THE ASSET ALLOCATION PERCENTAGES AND THE FUND'S INVESTMENTS IN EACH UNDERLYING ETF MAY BE CHANGED FROM TIME TO TIME AT THE DISCRETION OF THE MANAGER.

PRINCIPAL RISKS OF THE UNDERLYING ETFS
================================================================================

     Loss of money is a risk of investing in each Underlying ETF. An investment in an Underlying ETF is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The following summarizes important risks that apply to the Underlying ETFs and may result in a loss of your investment in the Fund. There can be no assurance that an Underlying ETF will achieve its investment objective.

RISKS THAT APPLY TO ALL UNDERLYING ETFS:

     o NAV RISK - The risk that the net asset value ("NAV") of the Underlying ETF and the value of your investment will fluctuate.

     o INTEREST RATE RISK - The risk that when interest rates increase, fixed income securities held by an Underlying ETF in which it invests will decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

     o CREDIT/DEFAULT RISK - The risk that an issuer or guarantor of fixed income securities held by an Underlying ETF may default on its obligation to pay interest and repay principal.

     o MARKET RISK - The risk that the value of the securities in which an Underlying ETF invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. An Underlying ETF may be overweighted from time to time in one or more industry sectors, which will increase the Underlying ETF's exposure to risk of loss from adverse developments affecting those sectors.

     o DERIVATIVES RISK - The risk that loss may result from an Underlying ETF's investments in options, futures, swaps, options on swaps, structured securities and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate losses to an Underlying ETF.

     o MANAGEMENT RISK - The risk that a strategy used by the Manager or an investment manager to an Underlying ETF may fail to produce the intended results.

     o LIQUIDITY RISK - The risk that an Underlying ETF will not be able to pay redemption proceeds within the time period stated in the Underlying ETF's prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Underlying ETFs that invest in non-investment grade fixed income securities, small and mid-capitalization stocks,

          REITs and emerging country issuers will be especially subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions whether or not accurate.

RISKS THAT APPLY PRIMARILY TO THE UNDERLYING FIXED INCOME ETF(S):

     o CALL RISK - The risk that an issuer will exercise its right to pay principal on an obligation held by an Underlying ETF (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, an Underlying ETF may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

     o EXTENSION RISK - The risk that an issuer will exercise its right to pay principal on an obligation held by an Underlying ETF (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Underlying ETF will
          also  suffer  from  the   inability  to  invest  in  higher   yielding
          securities.

     o U.S. GOVERNMENT SECURITIES RISK - The risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Although many U.S. Government Securities purchased by the Underlying ETFs, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Underlying ETFs may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

RISK THAT APPLIES PRIMARILY TO THE UNDERLYING EQUITY ETFS:

     o STOCK RISKS. Because Underlying Equity ETFs normally invest most, or a substantial portion, of their assets in common stocks, the value of an Underlying Equity ETF's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Underlying ETF's share price, which will fluctuate as the values of the Underlying ETF's investment securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors can be predicted.

RISKS THAT ARE PARTICULARLY IMPORTANT FOR SPECIFIC UNDERLYING ETFS:

     o NON-DIVERSIFICATION RISK - The iShares Russell 1000 Growth Index Fund, the iShares S&P 500 Growth Index Fund, iShares Dow Jones U.S. Real Estate Index Fund, iShares S&P Global Energy Sector Index Fund, iShares MSCI-EAFE Index Fund and Vanguard Energy VIPERs are each non-diversified, meaning that each is permitted to invest more of its assets in fewer issuers than "diversified" mutual funds. Thus, these Underlying ETFs may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

     o SOVEREIGN RISK - Certain Underlying ETFs will be subject to the risk that the issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due. Sovereign Risk includes the following risks:

          o POLITICAL RISK - The risks associated with the general political and social environment of a country. These factors may include among other things, government instability, poor socioeconomic conditions, corruption, lack of law and order, lack of democratic accountability, poor quality of the bureaucracy, internal and external conflict, and religious and ethnic tensions. High political risk can impede the economic welfare of a country.

          o ECONOMIC RISK - The risks associated with the general economic environment of a country. These can encompass, among other things, low quality and growth rate of Gross Domestic Product ("GDP"), high inflation or deflation, high government deficits as a percentage of GDP, weak financial sector, overvalued exchange rate, and high current account deficits as a percentage of GDP.

          o REPAYMENT RISK - The risk associated with the inability of a country to pay its external debt obligations in the immediate future. Repayment risk factors may include but are not limited to high foreign debt as a percentage of GDP, high foreign debt service as a percentage of exports, low foreign exchange reserves as a percentage of short-term debt or exports, and an unsustainable rate structure.

o FOREIGN RISK - The risk that when an Underlying ETF invests in foreign securities, it will be subject to risk of loss not typically associated with domestic issuers. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. The Fund and certain

     Underlying ETFs listed above will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greatest when an Underlying ETF invests in issuers located in emerging countries.

     o EMERGING COUNTRIES RISK -Certain Underlying ETFs may invest in emerging country securities. The securities markets of Asian, Latin, Central and South American, Eastern European, Middle Eastern, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in certain emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

     o MID-CAP AND SMALL-CAP RISK - Certain Underlying ETFs can invest in small-cap and mid-cap stocks. The securities of small and mid-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable an Underlying ETF to effect sales at an advantageous time or without a substantial drop in price.

     o INITIAL PUBLIC OFFERING ("IPO") RISK - The risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When an Underlying ETF's asset base is small, a significant portion of its performance could be attributable to investments in IPOs, because such investments would have a magnified impact on an Underlying ETF. As the asset base grows, the effect of an Underlying ETF's investments in IPOs on its performance will probably decline, which could also reduce the Underlying ETF's performance.

     o "JUNK BOND" RISK - Certain Underlying ETFs listed above may invest in non-investment grade fixed income securities (commonly known as "junk bonds") that are considered predominantly speculative by traditional investment standards. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity. Some of the Underlying ETFs may purchase the securities of issuers that are in default.

     o CONCENTRATION RISK - The risk that if an Underlying ETF invests more than 25% of its total assets in issuers within the same country, state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Underlying ETF's investments more than if its investments were not so concentrated.

     o FOREIGN CURRENCY TRADING RISK - The iShares S&P Global Energy Sector Index Fund and iShares MSCI-EAFE Index Fund may engage in foreign currency transactions and may be subject to higher transaction and custody costs and delays in attendant settlement procedures. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the investment managers' expectations may produce significant losses to these Underlying ETFs.

     o INVESTMENT STYLE RISK - Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying ETF may outperform or underperform other funds that employ a different investment style. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their businesses, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth-oriented funds will typically underperfom when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. The Fund's asset allocation strategy is designed to mitigate these risks.

     TEMPORARY DEFENSIVE STRATEGIES. In response to adverse market, economic, political or other conditions, the Manager may invest up to 100% of the Fund's assets in cash or cash equivalents. Taking a temporary defensive position may prevent the Fund from achieving its investment object.

FUND MANAGEMENT
================================================================================

THE INVESTMENT MANAGER

     Surgeons Asset Management, LLC (the "Manager"), an investment adviser registered with the SEC, serves as the investment manager to the Fund. The Manager is a limited liability company and a wholly-owned subsidiary of the American College of Surgeons. Because the Fund is being offered primarily as a member benefit for members of the College, the Manager does not expect to generate a profit. Currently, the Manager manages only the assets of the Fund.

     The Manager is responsible for determining the asset allocation of the Fund, determining when to rebalance the Fund and evaluating, selecting and monitoring the Fund's investments in the Underlying ETFs. Subject to the general supervision of the

Fund's Board of Trustees, the Manager provides advice as to the Fund's investments in the Underlying ETFs, including determinations as to changes in the ETFs in which the Fund may invest and the percentage range of the Fund's assets that may be invested in the Underlying Equity ETFs and the Underlying Fixed Income ETF(s) as separate groups. The Manager also supervises the Fund's non-advisory operations.

     For its services, the Fund pays the Manager an investment management fee computed at the annual rate of 1.00% of the Fund's average net assets. The Manager has contractually agreed to waive its fees and/or reimburse the Fund for its operating expenses to the extent necessary to maintain the total operating expenses of the Fund at a ratio of 1.35% of the Fund's average net assets.

     In addition, the Fund, as a shareholder in the Underlying ETFs, will indirectly bear a proportionate share of any investment management fees and other expenses paid by the Underlying ETFs. The following chart shows the total net operating expense ratios (management fee plus other operating expenses) of institutional shares of each Underlying ETF in which the Fund may invest after applicable fee waivers and expense limitations, as listed in the Underlying ETF's prospectus as of the date of this Prospectus. In addition, the following chart shows the contractual investment management fees payable to the Underlying ETFs investment advisers by the Underlying ETFs (in each case as an annualized percentage of the Underlying ETFs' net assets). Absent voluntary fee waivers and/or expense reimbursements, which may be discontinued at any time, the total operating expense ratios of certain Underlying ETFs would be higher.

--------------------------------------------------------------------------------
                                                                     TOTAL NET
                                                    CONTRACTUAL      OPERATING
                                                    MANAGEMENT        EXPENSE
UNDERLYING EXCHANGE TRADED FUND                         FEE            RATIO
--------------------------------------------------------------------------------
iShares Dow Jones U.S. Real Estate Index Fund          0.60%           0.60%
--------------------------------------------------------------------------------
iShares Lehman Aggregate Bond Fund                     0.20%           0.20%
--------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                           0.35%           0.35%
--------------------------------------------------------------------------------
iShares Russell 1000 Growth Index Fund                 0.20%           0.20%
--------------------------------------------------------------------------------
iShares Russell 1000 Value Index Fund                  0.20%           0.20%
--------------------------------------------------------------------------------
iShares Russell 2000 Growth Index Fund                 0.25%           0.25%
--------------------------------------------------------------------------------
iShares Russell 2000 Value Index Fund                  0.25%           0.25%
--------------------------------------------------------------------------------
iShares S&P 500 Growth Index Fund                      0.18%           0.18%
--------------------------------------------------------------------------------
iShares S&P 500 Index Fund                             0.09%           0.09%
--------------------------------------------------------------------------------
iShares S&P 500 Value Index Fund                       0.18%           0.18%
--------------------------------------------------------------------------------
iShares S&P Global Energy Sector Index Fund            0.65%           0.65%
--------------------------------------------------------------------------------
iShares S&P Small Cap 600 Growth Index Fund            0.25%           0.25%
--------------------------------------------------------------------------------
iShares S&P Small Cap 600 Value Index Fund             0.25%           0.25%
--------------------------------------------------------------------------------
SPDR Energy                                            0.61%           0.95%
--------------------------------------------------------------------------------
SPDR Trust                                             0.61%           0.95%
--------------------------------------------------------------------------------
Vanguard Energy VIPER                                  0.18%           0.26%
--------------------------------------------------------------------------------
Vanguard REIT VIPER                                    0.11%           0.12%
--------------------------------------------------------------------------------

     A discussion regarding the basis for the Board of Trustees approval of the Fund's investment management contract with the Manager will be available in the Fund's semi-annual report to shareholders for the six months ending __________.

THE ETF SUBADVISER
____________________ (the "ETF Subadviser"), [address], has been retained by the Manager to manage the Fund's investments in the Underlying ETFs. Within each asset allocation category determined by the Manager, the ETF Subadviser will determine how the Fund's assets should be invested among the Underlying ETFs selected by the Manager. Pursuant to the terms of the subadvisory agreement, the Manager (not the Fund) pays the ETF Subadviser for its services to the Fund. The aggregate fee paid to the ETF Subadviser is equal to _____% of the Fund's average daily net assets. The ETF Subadviser has been managing assets for investors since ______. The ETF Subadviser has approximately ___ years of experience in managing mutual fund portfolios that invest in Exchange Traded Funds.

     A discussion of the factors considered by the Board of Trustees in approving the subadvisory agreement with the ETF Subadviser will be available in the Fund's semiannual report for the period ending ___________.

ADDITIONAL SUBADVISERS

     When the Fund has accumulated at least [$100 million] in net assets, the Fund may hire an additional subadviser to manage each of the asset allocation categories in which the Fund invests, in which case the subadvisers would be responsible for making investment decisions and placing orders to purchase and sell securities for the Fund. Subject to the oversight of the Manager and the Board of Trustees, the subadvisers would have complete discretion as to the purchase and sale investments for the Fund consistent with the Fund's investment objective, policies and restrictions.

     Under current law, the appointment or replacement of subadvisers requires the approval of a fund's shareholders. The Fund intends to apply for an exemptive order from the Securities and Exchange Commission that would permit the Fund, subject to certain conditions required by the Commission, to appoint an unaffiliated subadviser or to replace an existing subadviser with a new, unaffiliated subadviser with the approval of the Board of Trustees, but without obtaining shareholder approval. Shareholders, however, would be notified and provided with information regarding the appointment or replacement of any subadviser.

PORTFOLIO MANAGER

     ____________ is responsible for the Fund's investment process. The business experience and educational background of ________ is described below. For additional information about the portfolio manager's compensation, other accounts managed by him/her, and his/her ownership of Fund shares, please see the SAI.

[BIOGRAPHY TO BE INSERTED BY AMENDMENT]

THE ADMINISTRATOR

     ____________ ("______"), [address], serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of _______ include (i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory, compliance and reporting services, (v)
processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

THE DISTRIBUTOR

     ____________ (the "Distributor"),[address], serves as the Fund's principal underwriter pursuant to a Distribution Agreement with the Trust. The Distributor is a wholly-owned subsidiary of the Fund's administrator, transfer agent and fund accounting agent. Fund shares may also be sold through other broker-dealers.

DISTRIBUTION (12b-1) PLAN

     The Fund has adopted a plan of distribution under which it bears distribution and service fees paid to the Manager. Under the Plan, the Manager in entitled to receive a [monthly] fee from the Fund for distribution services equal, on an annual basis, to 0.25% of the Fund's average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost long-term shareholders more than paying other types of sales loads.

     The  distribution  fees are subject to the requirements of Rule 12b-1 under
the  Investment   Company  Act,  and  may  be  used  (among  other  things)  for distributing the Fund's shares and certain shareholder support services.

HOW THE FUND VALUES ITS SHARES
================================================================================

     The net asset value ("NAV") of the Fund's shares is calculated at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. In accordance with the federal securities laws, your order to purchase or redeem shares is priced at the next NAV calculated after your order is received in proper form by the Fund. Redemptions of Fund shares may be subject to a redemption fee (see "How to Redeem Shares" for details).

     The Fund determines its NAV by dividing its total net assets by the number of shares outstanding at the close of the prior day's trading. The Fund values its portfolio securities at their current market values determined on the basis of market quotations, or, if market quotations are not readily available or are considered to be unreliable due to significant market or other events, at their fair values as determined under procedures adopted by the Fund's Board of Trustees.

     For Underlying ETFs that invest a significant portion of assets in foreign equity securities, "fair value" prices for such securities are typically provided by an independent fair value service. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. If the independent fair value service does not provide a fair value for a particular security or if the value does not meet the established criteria for an Underlying ETF, the most recent closing price for such security on its principal exchange will generally be its fair value on such date.

     In addition, the investment manager of an Underlying ETF may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining an Underlying ETF's NAV. Significant events that could affect a large number of securities in a particular market may include: situations relating to one or more single issuers in a market sector; significant fluctuations in foreign markets; market disruptions or market closings; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation; and regulatory news such as governmental approvals. One effect of using an independent fair value service and fair valuation may be to reduce stale pricing arbitrage opportunities presented by the pricing of Underlying ETF shares. However, it involves the risk that the values used by the Underlying ETFs to price their investments may be different from those used by other investment companies and investors to price the same investments.

     Foreign securities may trade in their local markets on days the Fund is closed. As a result, the NAV of the Fund or Underlying ETFs in which it invests that hold foreign securities may be impacted on days when investors may not purchase or redeem Fund shares.

HOW TO BUY SHARES
================================================================================

     The Fund is a no-load Fund. This means that shares may be purchased without imposition of any sales charges. Shares of the Fund are available for purchase from the Fund every day the New York Stock Exchange is open for business, at the NAV next calculated after receipt of the purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase and redeem shares through a broker or other financial intermediary may be charged a fee by such broker or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued.

ELIGIBLE INVESTORS

     Only eligible investors may purchase shares of the Fund. Eligible investors include U.S. citizen members of the American College of Surgeons, their families, employees, affiliated retirement plans and physician practice groups with College membership representation; members of certain other U.S. medical societies or associations as determined by the College from time to time; and Trustees of the Trust.

MINIMUM INITIAL INVESTMENT

     The minimum initial investment in the Fund is [$25,000], [except an IRA or a gift to minors, for which the minimum initial investment is $____]. These minimum investment requirements may be waived or reduced for certain other types of retirement accounts and direct deposit accounts.

OPENING AN ACCOUNT

     An account may be opened by mail or bank wire, as follows:

     BY MAIL. To open a new account by mail:
     o    Complete and sign the account application.
     o    Enclose a check payable to the Surgeons Diversified Investment Fund.
     o Mail the application and the check to the Fund's transfer agent, _______ (the "Transfer Agent") at the following address:

                  Surgeons Diversified Investment Fund
                  c/o [__________________]
                  [address]

     All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit cards, cashiers checks or third party checks will be accepted. When shares are purchased by check, the proceeds from the redemption of those shares may not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

     By sending your check to the Fund or the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

     BY WIRE. To open a new account by wire, call the Transfer Agent at xxx-xxx-xxxx. A representative will assist you in obtaining an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made. Then, request your financial institution to wire immediately available funds to:

             ---------------------
             ABA # _____________
             Attention:  Surgeons Diversified Investment Fund
             Credit Account # XXXXX
             Account Name __________________
             For Account # _________________

     An order is considered received when ______________, the Fund's custodian, receives payment by wire. However, the completed account application must be mailed to the Transfer Agent on the same day the wire payment is made. See "Opening an Account - By Mail" above. Your financial institution may charge a fee for wiring funds.

     THROUGH YOUR BROKER OR FINANCIAL INSTITUTION. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund or the Transfer Agent. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

SUBSEQUENT INVESTMENTS

     Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of [$1,000], except for an IRA or gifts to minors account, which must be in amounts of at least $______. Additional purchases may be made:

     o By sending a check, made payable to "Surgeons Diversified Investment Fund," to Surgeons Investment Funds, c/o [____________; address]. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

     o By wire to the Fund account as described under "Opening an Account - By Wire." Shareholders should call the Transfer Agent at xxx-xxx-xxxx before wiring funds.

     o    Through your brokerage firm or other financial institution.

     o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

     BY AUTOMATED CLEARING HOUSE (ACH). Once an account is open, shares may be purchased or redeemed through ACH in minimum amounts of [$1,000 or $100], respectively. ACH is the electronic transfer of funds directly from an account you maintain with a financial institution to the Fund. In order to use the ACH service, the ACH Authorization section of the account application must be completed. For existing accounts, an ACH Authorization Form may be obtained by calling the Transfer Agent at xxx-xxx-xxxx. Allow at least two weeks for preparation before using ACH. To place a purchase or redemption order by ACH, call the Transfer Agent at xxx-xxx-xxxx. There are no charges for ACH transactions imposed by the Fund or the Transfer Agent. ACH share purchase transactions are completed when payment is received, approximately two business days following the placement of your order. When shares are purchased through ACH, the proceeds from the redemption of those shares may not be paid until the ACH transfer has been converted to federal funds, which could take up to 15 calendar days. The shareholder will be held responsible for any fees incurred or losses suffered by the Fund as a result of any ACH transaction rejected for insufficient funds. Failure to notify the Fund in advance of an ACH transfer could result in a delay in completing your transaction.

     ACH may be used to make direct investments into the Fund of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration.

AUTOMATIC INVESTMENT PLAN

     You may make automatic periodic investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be at least [$25,000 and $1,000], respectively, under the automatic investment plan. Please inquire with the Manager regarding a waiver of the investment minimum. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days' written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

CUSTOMER IDENTIFICATION AND VERIFICATION

     The Fund is required to comply with various anti-money laundering laws and regulations. Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person that opens an account. As a result, the Fund must obtain the following information when you open an account:

     o    Name;
     o    Date of birth (for individuals);
     o Residential or business street address (although post office boxes are still permitted for mailing); and
     o Social security number, taxpayer identification number, or other identifying number.

     You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to check your identifying information against various databases. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening an account unless they receive the minimum identifying information listed above.

     After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

     The Fund is designed to serve as a long-term investment vehicle and not as a frequent or short-term trading ("market timing") vehicle. Frequent short-term trading may adversely affect the interests of the Fund's long-term shareholders. Such trading has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund.

     The Trust discourages frequent purchases and redemptions of shares of the Fund. [With this goal in mind, the Board of Trustees has adopted policies and procedures that are intended to detect and prevent market timing in shares of the Fund.] The Trust, through its service providers, monitors shareholder trading activity to help ensure compliance with the Fund's policies. The Trust prepares reports illustrating purchase and redemption activity to detect market timing activity. [In addition, the Board of Trustees has adopted a ______% redemption fee that applies to redemptions or exchanges of shares of the Fund within ______ [days/months] of purchase.] The Trust also reserves the right to reject any purchase order or exchange request that it believes to involve excessive trading of Fund shares or to be potentially disruptive in nature. The Trust may modify any terms or conditions applicable to the purchase of Fund shares or modify its policies as it deems necessary to deter market timing.

     [The Trust relies on the Administrator to help enforce its market timing policies. For example, intermediaries must determine when a redemption or exchange of shares occurs within six months of their purchase. The Trust reserves the right to reject any order placed from an omnibus account.] Although the Trust has taken these steps to discourage frequent purchases and redemptions of shares, the Trust cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES
================================================================================

     Shares of the Fund may be redeemed on any day on which the Fund computes its net asset value. Shares are redeemed at their NAV next determined after the Transfer Agent receives your redemption request in proper form. Redemption requests may be made by mail or by telephone.

     BY MAIL. You may redeem shares by mailing a written request to Surgeons Investment Funds, c/o [____________, address]. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

     SIGNATURES. If the shares to be redeemed over any 30-day period have a value of more than $25,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 30 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a financial institution whose deposits are insured by the FDIC; a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Transfer Agent will not accept signature guarantees by a notary public. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

     Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

     BY TELEPHONE. You may also redeem shares having a value of $25,000 or less by telephone by calling the Transfer Agent at xxx-xxx-xxxx. In order to make redemption requests by telephone, the Telephone Privileges section of the account application must be completed. For existing accounts, a Telephone Privileges form may be obtained by calling the Transfer Agent at xxx-xxx-xxxx. Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Upon request, redemption proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders will be charged a fee of $______ by the Fund's custodian for outgoing wires.

     Telephone redemption privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

     The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

     THROUGH  YOUR  BROKER OR  FINANCIAL  INSTITUTION.  You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. NAV is normally determined at 4:00 p.m., Eastern time. Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

RECEIVING PAYMENT

     The Trust normally makes payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as provided by the rules of the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. A requested wire of redemption proceeds normally will be sent on the business day following a redemption. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares may not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

[REDEMPTION FEE

     A redemption fee of _____% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption of shares within ______ [days/months] of the date of purchase. No redemption fee will be imposed on the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

     The redemption fee is also waived on required distributions from IRA accounts due to the shareholder reaching age 70 1/2, and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account. The Fund may require documentation in connection with these waivers.]

MINIMUM ACCOUNT BALANCE

     Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below [$1,000] ($______ for IRA accounts or gifts to minors accounts) due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV per share. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement. Shares that are involuntarily redeemed pursuant to this provision will not be charged the redemption fee described above.

AUTOMATIC WITHDRAWAL PLAN

     If the shares in your account have a value of at least [$50,000], you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days' written notice, to make reasonable charges. Telephone the Transfer Agent tollfree at xxx-xxx-xxxx for additional information.

REDEMPTIONS IN KIND

     The Fund reserves the right to pay redemptions by a distribution in-kind of securities rather than cash. A redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you should expect to incur transaction costs.

SHAREHOLDER STATEMENTS AND REPORTS
================================================================================

     As a Fund shareholder, you will receive:

     o    Confirmation statements;
     o    Quarterly account statements;
     o    Annual and semiannual reports with financial statements; and
     o    Year-end tax statements.

     Only one copy of a Prospectus  or an annual or  semi-annual  report will be
sent  to  each  household  address.   Call  the  Transfer  Agent  toll  free  at
xxx-xxx-xxxx to request individual copies of these documents.

DIVIDENDS, DISTRIBUTIONS AND TAXES
================================================================================

     Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

     The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

     Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations which hold shares of the Fund, certain income from the Fund may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

     The Fund's transactions in Underlying ETFs are subject to special tax rules. These rules and rules applicable to wash sales, straddle transactions and certain other types of transactions can affect the amount, timing and characteristics of distributions to shareholders.

     When you redeem Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for tax-deferred accounts and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

     You will be notified in January each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

     Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

     Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

CUSTOMER PRIVACY POLICY
=======================


--------------------------------------------------------------------------------
     WE COLLECT ONLY INFORMATION THAT IS NEEDED TO SERVE YOU AND ADMINISTER YOUR ACCOUNT.

     In the process of serving you, we become stewards of your "nonpublic personal information" - information about you that is not available publicly. This information comes to us from the following sources:

     o Information you provide directly to us on applications or other forms, correspondence or through conversations (such as your name, social security number, address, phone number, assets, income, date of birth, occupation, etc.).

     o Information about your transactions with us, our affiliates or others (such as your account numbers, account balances, transaction details and other financial information).

     o Information we receive from third parties (such as your broker, financial planner or other intermediary you hire).

     We limit the collection and use of nonpublic personal information to that which is necessary to serve you and administer your account.

     WE CAREFULLY LIMIT AND CONTROL THE SHARING OF YOUR INFORMATION.

     To protect your privacy, we carefully control the way in which any information about you is shared. It is our policy not to disclose any nonpublic personal information about you or former customers to anyone, except as permitted to serve your account or required by law.

     We are permitted by law to disclose all of the information we collect as described above to our affiliates, advisers, transfer agents, broker-dealers, administrators or any firms that assist us in maintaining and supporting the financial products and services provided to you. For example, our transfer agent needs information to process your transactions, and our outside vendors need information so that your account statements can be printed and mailed. However, these parties are not authorized to release, use or transfer your information to any other party for their own purpose.

     WE ARE COMMITTED TO THE PRIVACY OF YOUR NONPUBLIC PERSONAL INFORMATION AND WILL USE STRICT SECURITY STANDARDS TO SAFEGUARD IT.

     We are committed to the security of your nonpublic personal information. Our employees and others hired to work for us are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information. Employees are bound by this privacy policy and are educated on implementing our security principles and practices.

     We maintain safeguards that we believe are reasonably designed to comply with federal standards to guard your nonpublic personal information.

     This privacy policy explains how we handle nonpublic personal information; however, you should also review the privacy policies adopted by any of your financial intermediaries, such as a broker-dealer, bank, or trust company to understand how they protect your nonpublic personal information in accordance with our internal security standards.

     This privacy policy notice is for Surgeons Investment Funds (the "Trust"), Surgeons Asset Management, LLC, the Trust's investment manager, and _______ , the Trust's principal underwriter.

     IF YOU  HAVE ANY  QUESTIONS  ABOUT  THE  CONFIDENTIALITY  OF YOUR  CUSTOMER
INFORMATION, PLEASE CALL XXX-XXX-XXXX TO TALK TO A SHAREHOLDER SERVICES REPRESENTATIVE.





--------------------------------------------------------------------------------

                               INVESTMENT MANAGER
                         Surgeons Asset Management, LLC
                            633 N. Saint Clair Street
                          Chicago, Illinois 60611-3211
                             www.______________.____
                                     [phone]



                          ADMINISTRATOR/TRANSFER AGENT

                           ---------------------------
                           ---------------------------
                           ---------------------------


                                    CUSTODIAN

                           ---------------------------
                           ---------------------------
                           ---------------------------




                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

                           ---------------------------
                           ---------------------------
                           ---------------------------




                                  LEGAL COUNSEL

                           ---------------------------
                           ---------------------------
                           ---------------------------

                            SURGEONS INVESTMENT FUNDS

For more detailed information on the Fund, you may request the Statement of Additional Information ("SAI"), which is incorporated into this Prospectus by reference.

The Fund makes available the SAI and annual and semiannual reports, free of charge, on the Fund's website (www.___________.com). You may also request copies of these materials and other information, without charge, or make inquiries to the Fund by writing to _______ at the address on the previous page. You may also call toll-free:

                                  xxx-xxx-xxxx

Only one copy of a Prospectus or an annual or semi-annual report will be sent to each household address. This process, known as "Householding," is used for most required mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of Prospectus or an annual or semi-annual report or make shareholder inquiries at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's website at http://www.sec.gov. Copies of information on the Commission's website may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102, or by sending your request electronically to the following e-mail address: publicinfo@sec.gov.



                    Investment Company Act File No. 811-21868

                            SURGEONS INVESTMENT FUNDS

                      Surgeons Diversified Investment Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                 _________, 2006

     Surgeons Diversified Investment Fund is a series of Surgeons Investment Funds. This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Fund's Prospectus dated _________, 2006 and any supplement to the Prospectus. This SAI is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge by writing Surgeons Investment Fund at ________________________, by calling toll-free xxx-xxx-xxxx, or on the Fund's website at [www._______.com].

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

INFORMATION ABOUT THE FUND AND SURGEONS ASSET MANAGEMENT ....................  2

INVESTMENT OBJECTIVE ........................................................  2

INVESTMENT TECHNIQUES AND RISKS .............................................  2

TRUSTEES AND OFFICERS ....................................................... 11

MANAGEMENT OF THE FUND ...................................................... 12

CALCULATION OF NET ASSET VALUE .............................................. 15

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION .............................. 16

SPECIAL SHAREHOLDER SERVICES ................................................ 16

PORTFOLIO TRANSACTIONS ...................................................... 17

PROXY VOTING ................................................................ 18

DISCLOSURE OF PORTFOLIO HOLDINGS ............................................ 18

OTHER SERVICE PROVIDERS ..................................................... 20

GENERAL INFORMATION ......................................................... 22

ADDITIONAL TAX INFORMATION .................................................. 23

APPENDIX A RATINGS DESCRIPTIONS ............................................ A-1

            INFORMATION ABOUT THE FUND AND SURGEONS ASSET MANAGEMENT

     Surgeons Diversified Investment Fund (the "Fund") is a series of Surgeons Investment Funds (the "Trust"), an open-end management investment company. The Trust was organized under the laws of the State of Ohio on March 13, 2006. Surgeons Asset Management, LLC (the "Manager") provides investment advisory services to the Fund.

     The investment objective and principal investment strategies of the Fund, as well as the principal risks associated with those strategies, are set forth in the Prospectus. Certain additional investment information is set forth below.

                              INVESTMENT OBJECTIVE

     The Fund seeks to provide  long-term capital  appreciation and income.  The
Board of Trustees may change the Fund's investment objective without the approval of a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

                         INVESTMENT TECHNIQUES AND RISKS

THE FUND

     The Fund seeks to achieve its investment objective by investing in securities issued by those investment companies commonly referred to as "exchange-traded funds" or "ETFs," whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the counter market ("Underlying ETFs"). An ETF is an investment company that is registered under the 1940 Act that holds a portfolio of common stocks designed to track the performance of a particular index or basket of securities. In addition to investments in shares of the Underlying ETFs, the Fund may invest in U.S. government securities, high-quality short term instruments, cash and cash equivalents. In addition to the Fund's operating expenses, investors will indirectly pay a proportional share of the operating expenses of the Underlying ETFs. Thus, the expenses paid by an investor will be higher than if such investor had invested directly in the Underlying ETF.

     The Fund invests in shares of the Underlying ETFs and its performance is directly related to the ability of the Underlying ETFs to meet their respective investment objectives, as well as the Manager's and ETF Subadviser's allocation among the Underlying ETFs. Accordingly, the Fund's investment performance will be influenced by the investment strategies of and risks associated with the Underlying ETFs, as identified in the Prospectus, in direct proportion to the amount of assets the Fund allocates to the Underlying ETFs utilizing such strategies.

     BORROWING. The Fund may borrow money from banks in an amount not to exceed 33 1/3% of the value of its total assets. The Fund may also borrow up to an additional 5% of its total assets for temporary purposes.

     Borrowed money creates an opportunity for greater capital appreciation, but at the same time increases exposure to capital risk. The net cost of any money borrowed would be an expense that otherwise would not be incurred, and this expense will limit the Fund's net investment income in any given period.

     Any gain in the value of securities purchased with money borrowed in excess of the cost of amounts borrowed would cause the net asset value of the Fund's shares to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased with money borrowed, or any gain in value less than the cost of amounts borrowed, would cause net asset value to decline more than would otherwise be the case.

     LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities to brokers or dealers, banks, or other institutional borrowers of securities. The Fund will not lend portfolio securities to any institutions affiliated with the Fund. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the current market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. The Fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans made by the Fund will generally be short-term. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate a loan and regain the right to vote if that were considered important with respect to the investment. The Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the Fund is insufficient to replace the loaned securities. In addition, the Fund is responsible for any loss that might result from its investment of the borrower's collateral.

     REPURCHASE AGREEMENTS. The Fund may purchase securities pursuant to repurchase agreements. Under the terms of a repurchase agreement, the purchaser acquires securities from a member bank of the Federal Reserve or a registered broker-dealer which the Manager deems creditworthy, subject to the seller's agreement to repurchase those securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the purchaser plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is obligated to maintain at all times with the purchaser's custodian or a sub-custodian the underlying securities as collateral in an amount not less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation or becomes insolvent, the purchaser has the right to sell the collateral and recover the amount due from the seller. However, the purchaser will suffer a loss to the extent that the proceeds from the sale of the underlying securities are less than the repurchase price under the agreement, or to the extent that the disposition of the securities by the purchaser is delayed pending court action. Repurchase agreements purchased by the Fund are considered to be loans by the Fund under the 1940 Act.

     PREFERRED STOCK, WARRANTS AND RIGHTS. The Fund may purchase preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock.

     Warrants and other rights are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant or right. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

     WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. When-issued securities are securities that have been authorized, but not yet issued. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves the entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

     The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement if the Manager deems it appropriate.

     MONEY MARKET MUTUAL FUNDS. For liquidity purposes, the Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund, provided that the Fund may not acquire more than 3% of the total outstanding shares of any money market fund, and provided further that no more than 10% of the Fund's total assets may be invested in the securities of money market mutual funds and all other investment companies (subject to 1940 Act limitations) in the aggregate. (To the extent that investments represent beneficial ownership interests in "baskets" of securities of companies which are not registered investment companies under the 1940 Act, or are ETFs that are exempt from percentage limitations pursuant to an exemptive order granted by the SEC, the percentage investment limitations set forth in the 1940 Act will not apply.) Notwithstanding the forgoing percentage limitations, the Fund may invest any percentage of its assets in a money market fund if immediately after such purchase not more than 3% of the total outstanding shares of such money market fund are owned by the Fund and all affiliated persons of the Fund. The Fund will incur additional expenses due to the duplication of expenses to the extent it invests in securities of money market mutual funds.

     ILLIQUID SECURITIES. The Fund may invest in illiquid securities. The Fund will limit its investment in illiquid securities to no more than 15% of its net assets. Illiquid securities generally include: (i) both domestic and foreign securities that are not readily marketable such as private placements and other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter options and assets used to cover over-the-counter options, (iii) repurchase agreements and time deposits not terminable within seven days, (iv) certain municipal leases and participation interests, (v) certain stripped mortgage-backed securities, and (vi) certain structured securities and all swap transactions.

     Certain restricted securities are illiquid, unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called "4(2) commercial paper" or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("144A Securities"). Investing in 144A Securities may decrease the liquidity of an Underlying ETF's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

     Because of the absence of a trading market for illiquid securities, the Fund may not be able to sell those securities at the times it desires to do so or at prices which are favorable. The Fund's Manager will monitor the liquidity of the Fund's investments in illiquid securities. Certain securities available for resale pursuant to Rule 144A under the Securities Act of 1933 may not be treated as "illiquid" for purposes of this limit on investments in accordance with procedures adopted by the Trust's Board of Trustees.

THE UNDERLYING ETFS

     Each Underlying ETF is a registered investment company with a stated investment objective and is subject to various investment policies and restrictions. The Underlying ETFs are series of iShares Trust, iShares, Inc., Vanguard World Funds, Vanguard Specialized Funds, and SPDR Trust, each of which files financial and other information with the Securities and Exchange Commission (the "SEC"). Such information is publicly available at WWW.SEC.GOV, and no representation or warranty is hereby made as to the accuracy or completeness of any such information (the reference to the SEC's website is an inactive textual reference and information contained in, or otherwise accessible through, this website does not form a part of the Fund's Prospectus or this
SAI). Set forth below is additional information about the manner in which ETFs generally operate and the risks associated with an investment in ETFs.

     The Fund generally expects to purchase shares of the Underlying ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Fund will pay customary brokerage commissions for each purchase and sale. Shares of an Underlying ETF may also be acquired by depositing a specified portfolio of the Underlying ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the Underlying ETF's custodian, in exchange for which the Underlying ETF will issue a quantity of new shares sometimes referred to as a "creation unit." Similarly, shares of an Underlying ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the Underlying ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units, if the

ETF Subadviser believes it is in the Fund's interest to do so. The Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that the Underlying ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

     Investments in ETFs and other instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF's net asset value.

     There is a risk that the Underlying ETFs may terminate due to extraordinary events. For example, any of the service providers to the Underlying ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the Underlying ETF, and the Underlying ETF may not be able to find a substitute service provider. Also, the Underlying ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective Underlying ETFs may also terminate. In addition, an Underlying ETF may terminate if its net assets fall below a certain amount.

     Although the Fund believes that, in the event of the termination of an Underlying ETF, it will be able to invest instead in shares of an alternate Underlying ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate Underlying ETF would be available for investment at that time.

     LIMITATIONS ON INVESTING IN OTHER INVESTMENT COMPANIES. Generally, under the 1940 Act, an investment company may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company's total outstanding shares, (ii) if such fund's investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or
(iii) if more than 10% of such fund's total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs (including the Underlying ETFs) that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Fund may invest in ETFs that have received such exemptive orders from the SEC. In accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Fund may also invest in ETFs that have not received such exemptive orders as long as the Fund (and all of its affiliated persons, including the Manager and the ETF Subadviser) do not acquire more than 3% of the total outstanding stock of such Underlying ETF, unless otherwise permitted to do so pursuant to permission granted by the SEC.

     Set forth below is a description of securities (and related risks) that may be invested in by certain of the Underlying ETFs.

     The discussion below does not include investment strategies and techniques (including investments in options and futures, entering into repurchase agreements and swap agreements, and engaging in securities lending) that may be utilized. To the extent that the use of such strategies and techniques leads to a lack of correlation between an Underlying ETF and its underlying index, the performance of the Fund could be adversely impacted.

     FOREIGN SECURITIES. Certain Underlying ETFs may invest in foreign securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less information available about a foreign company than about a U.S. company, and foreign companies may not be subject to reporting standards and requirements comparable to those applicable to U.S. companies. Foreign securities may not be as liquid as U.S. securities. Securities of foreign companies may involve greater market risk than securities of U.S. companies, and foreign brokerage commissions and custody fees are generally higher than in the United States. Investments in foreign securities may also be subject to local economic or political risks, political instability and possible nationalization of issuers.

     To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. A decline in the value of an Underlying ETF's investments in one country may offset potential gains from investments in another country.

     Investments in securities of foreign issuers may involve risks that are not associated with domestic investments. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about U.S. issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Securities of some foreign issuers are less liquid and their prices are more volatile than securities of comparable domestic issuers. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties that could result in temporary periods when assets of an Underlying ETF are uninvested and no return is earned thereon and may involve a risk of loss to an Underlying ETF. Foreign securities markets may have substantially less volume than U.S. markets and far fewer traded issues. Fixed brokerage commissions on foreign securities exchanges are generally higher than in the United States, and transaction costs with respect to smaller capitalization companies may be higher than those of larger capitalization companies. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which case an Underlying ETF could lose its entire investment in a certain market), limitations on the removal of monies or other assets of an Underlying ETF, higher rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

     Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. By comparison with the United States and other developed countries, emerging or developing countries may have relatively unstable governments, economies based on a less diversified industrial base and securities markets that trade a smaller number of securities. Companies in emerging markets may generally be smaller, less experienced and more recently organized than many domestic companies. Prices of securities traded in the securities markets of emerging or developing countries tend to be volatile. Furthermore, foreign investors are subject to many restrictions in emerging or developing countries. These restrictions may require, among other things, governmental approval prior to making investments or repatriating income or capital, or may impose limits on the amount or type of securities held by foreigners or on the companies in which the foreigners may invest.

     The economies of individual emerging countries may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

     Investments in foreign securities will usually be denominated in foreign currencies, and an Underlying ETF may temporarily hold cash in foreign currencies. The value of an Underlying ETF's investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the US dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. The Underlying ETF may incur costs in connection with conversions between various currencies. An Underlying ETF's value could be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and gains and losses realized on the sale of securities. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors, including, in some countries, local governmental intervention).

     U.S.  GOVERNMENT  SECURITIES.  Certain  Underlying  ETFs may invest in U.S.
Government Securities. U.S. Government Securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises. U.S. Government Securities may be supported by (a) the full faith and credit of the U.S. Treasury; (b) the right of the issuer to borrow from the U.S. Treasury; (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer; or (d) only the credit of the issuer. U.S. Government Securities also include Treasury receipts, zero coupon bonds and other stripped U.S. Government Securities, where the interest and principal components of stripped U.S. Government Securities are traded independently.

     MORTGAGE-BACKED SECURITIES. Certain Underlying ETFs may invest in securities that represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"). Mortgage-Backed Securities can be backed by either fixed rate mortgage loans or adjustable rate mortgage loans, and may be issued by either a governmental or non-governmental entity. Privately issued Mortgage-Backed Securities are normally structured with one or more types of "credit enhancement." However, these Mortgage-Backed Securities typically do not have the same credit standing as U.S. government guaranteed Mortgage-Backed Securities.

     Mortgage-Backed Securities may include multiple class securities, including collateralized mortgage obligations ("CMOs"), and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates. A REMIC is a CMO that qualifies for special tax treatment and invests in certain mortgages principally secured by interests in real property and other permitted investments. CMOs provide an investor with a specified interest in the cash flow from a pool of underlying mortgages or of other Mortgage-Backed Securities. CMOs are issued in multiple classes each with a specified fixed or floating interest rate, and a final scheduled distribution rate. In many cases, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full.

     Sometimes, however, CMO classes are "parallel pay," i.e., payments of principal are made to two or more classes concurrently. In some cases, CMOs may have the characteristics of a stripped mortgage-backed security whose price can be highly volatile. CMOs may exhibit more or less price volatility and interest rate risk than other types of Mortgage-Backed Securities, and under certain interest rate and payment scenarios, an Underlying ETF may fail to recoup fully its investment in certain of these securities regardless of their credit quality.

     Mortgage-Backed Securities also include stripped Mortgage-Backed Securities ("SMBS"), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives substantially all of the interest payments and the other that receives substantially all of the principal payments from a pool of mortgage loans. The market value of SMBS consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on SMBS that receive all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

PORTFOLIO TURNOVER

     Each Underlying ETF may engage in active short-term trading to benefit from price disparities among different issues of securities or among the markets for equity or fixed income securities, or for other reasons. It is anticipated that the portfolio turnover rate of each Underlying ETF may vary greatly from year to year as well as within a particular year, and may be affected by changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Underlying ETFs to receive favorable tax treatment. The Underlying ETFs are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

INVESTMENT RESTRICTIONS

     The Fund is subject to the following investment restrictions, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. When used in this SAI and the Prospectus, a "majority" of the Fund's outstanding shares means the vote of the lesser of: (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

     The Fund may not:

     1. Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

     2. With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of a single issuer or purchase more than 10% of the outstanding voting securities of a single issuer (except that such limitation does not apply to U.S. Government securities or securities of other investment companies).

     3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets if such borrowings or other transactions would exceed more than 33% of the value of its total assets and except to the extent permitted under the 1940 Act or the rules, regulations or interpretations thereof.

     4. Make loans to other persons except (i) by the purchase of a portion of an issue of bonds, debentures or other debt securities; (ii) by lending portfolio securities in an amount not to exceed 33% of the value of its total assets; and (iii) by investing in repurchase agreements.

     5. Underwrite securities of other issuers, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws.

     6. Purchase securities of companies for the purpose of exercising control.

     7. Purchase or sell real estate, except that the Fund may invest in securities of companies that invest in real estate or interests therein and in securities that are secured by real estate or interests therein.

     8. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell futures contracts and options thereon.

     Except with respect to the percentage limitations relative to the borrowing of money (investment restriction number 3 above), if a percentage limitation set forth above, or stated elsewhere in this SAI or in the Prospectus, is met at the time an investment is made, a later change in percentage resulting from a change in the value of the Fund's investments or in the net assets of the Fund will not constitute a violation of such percentage limitation.

                              TRUSTEES AND OFFICERS

     The Board of Trustees has overall responsibility for the conduct of the affairs of the Trust. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Board of Trustee may fill any vacancy on the Board provided that after such appointment, at least two-thirds of the Trustees have been elected by shareholders.

     The Board of Trustees elects the officers of the Trust. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed or disqualified. The Board of Trustees may remove any officer, with or without cause, at any time.

     The names, ages and addresses of the Trustees and officers, the date each was first elected or appointed to office, their principal business occupations and other directorships they have held during the last five years are shown below.

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                                                 FUND
NAME, AGE, ADDRESS,                                       PRINCIPAL OCCUPATIONS DURING         COMPLEX
POSITIONS HELD WITH THE         DATE FIRST ELECTED OR        PAST 5 YEARS AND OTHER          OVERSEEN BY
TRUST                           APPOINTED TO OFFICE           DIRECTORSHIPS HELD**             TRUSTEE

INDEPENDENT TRUSTEES:






INTERESTED TRUSTEE:*



OFFICERS:









* _______________ is an interested person of the Fund, as defined in the 1940 Act, because [he ____________ ____________________________].

     As of the date of this SAI, the Board of Trustees has not established any committees.

     The Fund did not commence operations until _______________. Accordingly, no officer or Trustee "beneficially" owned (within the meaning of that terms as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act")) any shares of the Fund as of the date of this SAI.

     Compensation is paid only to Trustees who are not interested persons of the Trust or the Manager ("Independent Trustees"). Each Independent Trustee receives from the Trust an annual retainer of $________, payable quarterly, plus a fee of $_______ for attendance at each meeting of the Board of Trustees. The Independent Trustees also are reimbursed for travel expenses incurred in connection with attending meetings. The Trust has no retirement, deferred compensation or pension plan.

                             MANAGEMENT OF THE FUND

INVESTMENT MANAGER

     Surgeons Asset Management, LLC (the "Manager") serves as investment manager to the Fund pursuant to an investment management contract approved by the Board of Trustees on ________, 2006 (the "Management Contract"). [The Manager is a registered investment adviser that currently manages the Fund as its sole client.] Subject to the Fund's investment objective and policies, the Manager is responsible for determining the asset allocation of the Fund, determining when to rebalance the Fund, evaluating and selecting the ETFs in which the Fund may invest (the "Underlying ETFs") and monitoring the ETF Subadviser's investments in the Underlying ETFs. Subject to the general supervision of the Fund's Board of Trustees, the Manager provides advice as to the Fund's investments in the Underlying ETFs, including determinations as to changes in the ETFs in which the Fund may invest and the percentage range of the Fund's assets that may be invested in the Underlying Equity ETFs and the Underlying Fixed Income ETF(s) as separate groups. The Manager also supervises the Fund's non-advisory operations.

     For these services, the Fund pays the Manager a monthly fee computed at the annual rate of [1.00%] of the Fund's average daily net assets. The Fund did not commence operations until __________, 2006 and as such paid no advisory fees during the fiscal year ended ____________.

     Unless sooner terminated, the Management Contract shall continue in effect until ________, 2008, and thereafter shall continue for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees, cast in person at a meeting called for this purpose. The Management Contract is terminable at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Manager. The Management Contract also terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

ETF SUBADVISER
[____________________ (the "ETF Subadviser"), has been retained by the Manager to manage the Fund's investments pursuant to a subadvisory agreement dated _____, 2006 between the ETF Subadviser, the Manager and the Trust (the "Subadvisory Agreement"). The ETF Subadviser manages the Fund's portfolio, makes all investment decisions for the Fund, and continuously administers the Fund's investment program. The ETF Subadviser is a registered investment adviser located at [address]. The ETF Subadviser has been managing assets for investors since ______. The ETF Subadviser has approximately ___ years of experience in managing mutual fund portfolios which invest in Exchange Traded Funds.

     Under the terms of the Subadvisory Agreement, the Manager (not the Fund) pays the ETF Subadviser for its services to the Fund. The aggregate fee paid to the ETF Subadviser is equal to _____% of the Fund's average daily net assets. The Fund has not yet commenced operations; therefore, no subadvisory fees have been incurred as of the date of this SAI.

     The Subadvisory Agreement will remain in force until _________, 2007 and from year to year thereafter, provided such continuance is approved at least annually by: (1) the Board of

Trustees or (2) a vote of the majority of the Fund's outstanding voting shares; provided that in either event continuance is also approved by a majority of the Trustees who are not interested persons of the Trust, by a vote cast in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement may be terminated at any time, on 60 days written notice, without payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting shares, or by the ETF Subadviser. The Subadvisory Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

ADDITIONAL SUBADVISERS

     When the Fund has accumulated at least [$100 million] in net assets, the Fund may hire an additional subadviser to manage each asset allocation category in which the Fund invests, in which case the additional subadvisers would be responsible for making investment decisions and placing orders to purchase and sell securities for the Fund. Subject to the oversight of the Manager and the Board of Trustees, the subadvisers would have complete discretion as to the purchase and sale investments for the Fund consistent with the Fund's investment objective, policies and restrictions. The Manager would compensate all subadvisers out of its management fee.

     The Management Contract and Subadvisory Agreement both provide that the Manager/ETF Subadviser, respectively, shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager/ETF Subadviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

PORTFOLIO MANAGER

     ____________ is the Portfolio Manager of the Fund.


OTHER ACCOUNTS MANAGED

The Portfolio Manager is also responsible for the day-to-day management of other accounts, as indicated by the following table.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE AS OF ___________, 2006

                       REGISTERED INVESTMENT
                         COMPANIES (OTHER          OTHER POOLED
PORTFOLIO MANAGER         THAN THE FUND)        INVESTMENT VEHICLES           OTHER ACCOUNTS
-----------------         --------------        --------------------          --------------
                       Accounts:             Accounts:                     Accounts:
                       Assets:               Assets:                       Assets:



         [Account information to come]

POTENTIAL CONFLICTS OF INTEREST

         [Conflict of Interest information to come].

OWNERSHIP OF FUND SHARES

         The   Fund  did  not   commence   operations   until   _______________.
Accordingly, the Fund's Portfolio Manager did not own any shares of the Fund as of the date of this SAI.

COMPENSATION

         [Compensation information to come]


                         CALCULATION OF NET ASSET VALUE

     The net asset value of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     For purposes of computing the net asset value of the Fund, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. Options traded on national securities exchanges are valued at a price between the closing bid and ask prices determined to most closely reflect market value as of the time of computation of net asset value. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted in good faith by the Board of Trustees of the Trust. Options will similarly be valued at their fair value determined as of the close of the NYSE if significant announcements or events affecting the market value of options occur subsequent to the NYSE close but prior to the close of options trading. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Fund are offered for sale on a continuous basis. Shares of the Fund are sold and redeemed at their net asset value as next determined after receipt of the purchase, redemption or exchange order in proper form.

     The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable; or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets.

     The Fund may pay the proceeds of a redemption by making an in-kind distribution of securities, but it has committed to pay in cash all redemption requests by a shareholder of record, limited in amount during any 90-day period up to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. [Such commitment is irrevocable without the prior approval of the SEC.] In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets of the Fund. In this event, the securities would be valued in the same manner as the Fund's net asset value is determined. If the recipient sold such securities, brokerage charges would be incurred.

                          SPECIAL SHAREHOLDER SERVICES

     As noted in the Prospectus, the Fund offers the following shareholder services:

     REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

     AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the checking account for the amount specified ([$25,000 initial / $ 1,000 subsequent] minimum) which will be automatically invested in shares at the net asset value on or about the fifteenth and/or the first business day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

     AUTOMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of [$50,000] or more may establish an Automatic Withdrawal Plan. A shareholder may receive monthly, quarterly or annual payments, in amounts of not less than [$100] per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, quarterly or annually as specified). Payments may be made directly to an investor's account with a commercial bank or other depository institution via an Automated Clearing House ("ACH") transaction.

     Instructions for establishing this service are available by calling the Fund at x-xxx-xxx-xxxx. Payment may also be made by check made payable to the designated recipient and mailed within 7 days of the redemption date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the instructions (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. Costs in conjunction with the administration of the plan are borne by the Fund. Investors should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and that the redemption of shares to make withdrawal payments may result in realized long-term or short-term capital gains or losses. The Automatic Withdrawal Plan may be terminated at any time by the Fund upon thirty days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at xxx-xxx-xxxx, or by writing to:

                      Surgeons Diversified Investment Fund

                              --------------------
                              --------------------
                              --------------------

     TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Transfer Agent at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registrations; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see "How to Redeem Shares" in the Prospectus); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, please call or write the Transfer Agent.

                             PORTFOLIO TRANSACTIONS

     Pursuant to the Subadvisory Agreement, the ETF Subadviser determines, subject to the general supervision of the Manager and the Board of Trustees and in accordance with the Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by the Fund and which brokers are eligible to execute the Fund's portfolio transactions. The ETF subadviser seeks the most favorable price and execution in the purchase and sale of securities.

     Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices.

     Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

     The ETF Subadviser selects broker-dealers with the goal of obtaining "best execution." The ETF Subadviser will consider a full range and quality of a broker-dealer's services, such as price, market familiarity, reliability, integrity, commission rates, execution and settlement capabilities, ability to handle large orders, financial condition, technological infrastructure and operational capabilities, willingness to commit capital and the brokerage and research services provided or made available by the broker-dealer. The relative weighting given to any of the criteria mentioned above depends on a variety of factors including the nature of the transaction, the market on which a particular trade is being executed and the number of broker-dealers making a market in the security to be traded. Recognizing the value of the factors listed above, the ETF Subadviser may cause the Fund to pay a brokerage commission in excess of that which another broker-dealer might have charged for effecting the same transaction.

     The Fund did not commence operations until __________, 2006, and as such incurred no brokerage commissions during the fiscal year ended ______________.

                                  PROXY VOTING

     [The  Trust  and  the  Manager  have  adopted  Proxy  Voting  Policies  and
Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Proxy Policies and Procedures of the Trust and the Manager are attached to this SAI as Appendix ___.] On or before August 31, 2007, information regarding how the Fund voted proxies relating to portfolio securities during the current 12-month period ending June 30, 2007 will be available without charge by calling xxx-xxx-xxxx, or on the SEC's website at http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     [The Board of Trustees of the Trust has adopted policies and procedures to govern the disclosure of portfolio holdings. The Board of Trustees periodically reviews these policies and procedures to ensure they adequately protect and are in the best interests of the Fund's shareholders. The procedures identify the circumstances under which, with appropriate safeguards, holdings may be selectively disclosed in order to further a legitimate business interest of the Fund. The release of nonpublic portfolio holdings information, other than in the circumstances outlined in the policy approved by the Board, must be approved by the Fund's chief compliance officer, and may be made only if the disclosure is consistent with a legitimate business purpose of the Fund and the recipient has agreed in writing to be subject to a duty of confidentiality and an undertaking not to trade on the nonpublic information.

     Except as provided in the Trust's policy on the release of portfolio holdings or as required by applicable law, no listing of the portfolio holdings or discussion of one or more portfolio holdings of the Fund may be provided to any person. No person or entity may receive any compensation or other consideration (including any agreement to maintain assets in the Fund) for the disclosure of the Fund's portfolio holdings. The Trust's chief compliance officer is responsible for monitoring the use and disclosure of information relating to the Fund's portfolio holdings.

     PUBLIC DISCLOSURE. A complete list of the Fund's portfolio holdings is included in the reports the Trust files with the SEC after the end of each quarter. The Trust will disclose portfolio holdings information of the Fund on a quarterly basis through the filing of its Forms N-CSR (with respect to each annual period and semiannual period) and Forms N-Q (with respect to the first and third quarters of the Fund's fiscal year).

     Disclosure of statistical or descriptive information about the Fund's holdings that does not specifically name the securities held is not prohibited by the Fund's policy on the release of portfolio holdings.

     RELEASE OF PORTFOLIO HOLDINGS TO FUND SERVICE PROVIDERS AND OTHER THIRD PARTIES. The Fund may release nonpublic portfolio holdings information to selected parties in advance of public release if (i) based on a determination by the Trust's chief compliance officer, such disclosure in the manner and at the time proposed is consistent with the Fund's legitimate business purpose and (ii) the recipient agrees in writing that it is subject to a duty of confidentiality with respect to that information and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available. Examples of instances in which selective disclosure may be appropriate include, without limitation, disclosure: (a) to the Trustees of or service providers to the Trust who have a reasonable need of that information to perform their services for the Fund, including, but not limited to the Manager and the Trust's distributor, administrator, transfer agent, custodian, legal counsel and independent registered public accounting firm; (b) disclosure to broker-dealers or other counterparties, research providers or analytical services of lists of holdings or lists of securities of interest in connection with their provision of brokerage, research or analytical services; and (c) in connection with redemptions in kind permitted under the Trust's policy on redemptions in kind.

     EXCEPTIONS TO POLICY. Exceptions to the policy on the release of portfolio holdings must be (i) based on a determination by the Trust's chief compliance officer that such disclosure in the manner and at the time proposed is consistent with the Fund's legitimate business purpose and (ii) made pursuant to a written agreement under which the person or entity receiving portfolio holdings information is subject to a duty of confidentiality and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available.

     The Trust's chief compliance officer is responsible for keeping written records of any exceptions granted. Any exceptions are required to be reported to the Board of Trustees no later than at the next regularly scheduled board meeting after an exception is made.

     For the portfolio holdings disclosure policy of an Underlying ETF, please refer to the statement of additional information for such Underlying ETF.]

                             OTHER SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

     __________________________ [address], serves as the Administrator, Fund Accountant and Transfer Agent to the Fund pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (the "Service Agreements").

     As Administrator, _________ assists in supervising all operations of the Fund (other than those performed by the Manager under the Management Contract). _________ has agreed to perform or arrange for the performance of the following services (under the Administration Agreement, _________ may delegate all or any part of its responsibilities thereunder):

     -- prepares and assembles reports required to be sent to the Fund's shareholders and arranges for the printing and dissemination of such reports;

     -- assembles reports required to be filed with the SEC and files such completed reports with the SEC;

     -- arranges for the dissemination to shareholders of the Fund's proxy materials and oversees the tabulation of proxies by the Transfer Agent;

     --   reviews the provision of dividend disbursing services to the Fund;

     -- determines the amounts available for distribution as dividends and distributions to be paid by the Fund to its shareholders; prepares and arranges for the printing of dividend notices to shareholders; and provides the Fund's Transfer Agent and Custodian with such information as is required for them to effect the payment of dividends and distributions;

     -- prepares and files the Fund's federal income and excise tax returns and the Fund's state and local tax returns;

     -- monitors compliance of the Fund's operation with the 1940 Act and with its investment policies and limitations; and

     -- makes such reports to the Trust's Board of Trustees as the Board reasonably requests.

     As Fund Accountant, ____________ maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. ___________ also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Custodian, verifies and reconciles with the Custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining net asset value; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

     As Transfer Agent, _________ performs the following services in connection with the Fund's shareholders: maintains records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

     ___________ receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements. The fee payable to _________ as Administrator is calculated daily and paid monthly, at the annual rate of [0.15% of the average daily net assets of the Fund up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets over $500 million; subject, however, to a minimum fee of $2,000 per month.] The fee payable by the Fund to _________ as Fund Accountant is [$30,000 per year for one class of shares; $36,000 per year for two classes of shares; and $42,000 per year for three classes of shares plus an asset based fee at the annual rate of 0.01% of the Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million.] The Fund Accounting Fee listed here includes up to [200] portfolio trades per month and [$5.00] for each additional trade. The Fund also pays _________ [$250.00] per month for performance reporting and reimburses __________ for the cost of daily portfolio price quoting services utilized by __________. The annual fee payable by the Fund to __________ as Transfer Agent listed above is at the annual rate of [$20] per shareholder account, subject to a minimum annual fee of [$18,000] per fund/ per class. The Fund also reimburses _____________ for its expenses and various incidental fees incurred in serving as Transfer Agent, Fund Accountant and Administrator.

     Unless sooner terminated as provided therein, the Service Agreements between the Trust and _________ will continue in effect until ___________. The Service Agreements thereafter, unless otherwise terminated as provided in the Service Agreements, are renewed automatically for successive one-year periods.

     The Service Agreements provide that ___________ shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by ___________ of its obligations and duties thereunder.

PRINCIPAL UNDERWRITER

     ____________________ (the "Distributor"), [address], is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor is compensated [by the Manager] for its services to the Trust under a written agreement for such services. The Distributor is a wholly-owned subsidiary of _____________________________________________.

     The Distribution Agreement provides that the Distributor shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Distribution Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by the Distributor of its obligations and duties thereunder.

CUSTODIAN
____________ (the "Custodian"), [address], serves as Custodian to the Trust pursuant to a Custody Agreement. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Trust has selected _________________, [address], to serve as the independent registered public accounting firm for the Trust and to audit the financial statements of the Trust for its fiscal year ending
________________.

LEGAL COUNSEL

     The Trust has retained ___________, [address], to serve as legal counsel for the Trust.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES

     The Board of Trustees is authorized to issue, create and classify shares of capital stock in separate series without further action by shareholders to shares into series, each series relating to a separate portfolio of investments, and may further divide shares of a series into separate classes. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Trustees shall allocate them among any one or more series or classes as they, in their sole discretion, deem fair and equitable.

     Shares of the Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.

CODE OF ETHICS

     The Trust, the Manager and the Distributor [have adopted] codes of ethics that set forth the circumstances under which Trustees, officers and employees are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Fund or the Underlying ETFs.

                           ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes to the extent its net investment income and net realized capital gains are distributed to shareholders in accordance with the Code. Depending on the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of these states or localities. If for any taxable year the Fund does not qualify for the special tax treatment afforded to RICs, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and, subject to certain limitations under the Code, would be eligible for the dividends-received deduction for corporations and reduced tax rates applicable to "Qualified Dividends" for individuals.

     Among the requirements to qualify as a RIC, the Fund must distribute annually no less than the sum of 90% of its "investment company taxable income" and 90% of its net tax-exempt income. In addition to this distribution requirement, the Fund must (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies, or from net income derived from an interest in a qualified publicly traded partnership ("PTP"); and (2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other RICs and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of any two or more issuers that the

Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs. For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying gross income for a RIC.

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of that calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

     Individual shareholders may benefit from lower rates applicable to long-term capital gains on certain distributions that are attributable to certain dividends received by the Fund from U.S. corporations and certain foreign corporations ("Qualified Dividends"). Such dividends are scheduled to be taxed at ordinary income rates starting in 2009. It appears that for an individual shareholder to benefit from the lower tax rate on Qualified Dividends, the shareholder must hold shares in the Fund, and the Fund must hold shares in the dividend-paying corporation at least 61 days during a prescribed period. The prescribed period is the 121-day period beginning 60 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. Furthermore, in determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar instruments is not included. Additionally, an individual shareholder would not benefit from the lower tax rate to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

     It is anticipated that amounts distributed by the Fund that are attributable to certain dividends received from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders. A corporate shareholder's dividends-received deduction will be disallowed unless it holds shares in the Fund, and the Fund holds shares in the dividend-paying corporation, at least 46 days during the 91-day period beginning 45 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. In determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar transactions is not counted. Furthermore, the dividends-received deduction will be disallowed to the extent a corporate shareholder's investment in shares of the Fund, or the Fund's investment in the shares of the dividend-paying corporation, is financed with indebtedness. Additionally, a corporate shareholder would not benefit to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

     Any loss arising from the sale or redemption of shares of the Fund held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such Fund shares. For purposes of determining whether shares of the Fund have been held for six months or less, a shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

     Pursuant to recently issued Treasury Regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction." A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. Under new legislation a significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible federal, state or local disclosure obligations with respect to their investment in shares of the Fund.

     Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential shareholders of the Fund are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

                                   APPENDIX A

                              RATINGS DESCRIPTIONS


     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's, a division of The McGraw-Hill Companies ("S&P").

     RATINGS BY MOODY'S

Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Conditional Ratings. The designation "Con." followed by a rating indicated bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1, and B1.

     COMMERCIAL PAPER:
     -----------------

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                      Prime-1       Highest Quality
                      Prime 2       Higher Quality
                      Prime-3       High Quality

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

     S&P RATINGS

AAA--Bonds rated AAA have the highest rating. The obligor's capacity to meet its financial commitment on the bond is extremely strong.

AA--Bonds rated AA differ from AAA bonds only in small degree. The obligor's capacity to meet its financial commitment on the bond is very strong.

A--Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the bond is still strong.

BBB--Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.

BB, B, CCC, CC and C--Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

     Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon the failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     COMMERCIAL PAPER:
     -----------------

     A-- Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

     A-1-- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+.

                            SURGEONS INVESTMENT FUNDS

PART C.   OTHER INFORMATION
          -----------------

Item 23.  Exhibits
          --------

          (a)  Agreement and Declaration of Trust--Filed herewith

          (b)  Bylaws--Filed herewith

          (c)  Not applicable

          (d)  (i)  Management Contract with Surgeons Asset Management, LLC *

               (ii) Sub-Advisory Agreement with  ____________ *

          (e)  Distribution Agreement with  ____________ *

          (f)  Not applicable

          (g)  Custody Agreement with ________________ *

          (h) (i) Expense Limitation Agreement with Surgeons Asset Management, LLC *

               (ii) Administration Agreement with ________________ *

               (iii)Fund Accounting Agreement with ________________ *

               (iv) Transfer Agent and Shareholder Services Agreement with
                    ________________ *

          (i)  Opinion   and   Consent  of  Counsel   relating  to  Issuance  of
               Shares *

          (j)  Consent of Independent  Registered Public Accounting  Firm *

          (k)  Financial Statements *

          (l)  Agreement  Relating  to Initial  Capital *

          (m)  Distribution (12b-1) Plan *

          (n)  Not applicable

          (o)  Reserved

          (p)  (i)  Code of Ethics of Registrant *

               (ii) Code of Ethics of Surgeons Asset Management, LLC *

               (iii)Code of Ethics of [Distributor] *

               (iv) Code of Ethics of [ETF Subadviser] *

* To be filed by amendment

Item 24.  Persons Controlled by or Under Common Control with Registrant.
          --------------------------------------------------------------
          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification
          ---------------

          Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

          "Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers (including the Trust's Chief Compliance Officer) or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

          SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

          SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person."

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          The Registrant intends to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy shall provide coverage to the Registrant, its Trustees and officers, [and its investment manager]. Coverage under the policy includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Trustees and officers of Registrant will not seek recovery of losses under the policy without having first received an opinion of counsel of Registrant or a decision from a court of appropriate jurisdiction that recovery under the policy is not contrary to public policy as expressed in Section 17(h) of the 1940 Act or otherwise.

          The Investment Management Contract with Surgeons Asset Management, LLC (the "Manager"), shall provide that the Manager shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Management Contract, or in accordance with (or in the absence of) specific directions or instructions from Registrant, provided, however, that such acts or omissions shall not have resulted from Manager's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the Manager in its actions under the Management Contract or breach of its duty or of its obligations thereunder.

          The Subadvisory Agreement with _____________ (the "ETF Subadviser") shall provide that the Subadviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by the Subadvisory Agreement, or in accordance with (or in the absence of) specific directions or instructions from Registrant, provided, however, that such acts or omissions shall not have resulted from the ETF Subadviser's willful misfeasance, bad faith or gross negligence, a violation of the standard of care established by and applicable to the ETF Subadviser in its actions under the Subadvisory Agreement or breach of its duty or of its obligations thereunder.

          The Distribution Agreement with _______________ (the "Distributor") shall provide that the Distributor, its directors, officers, employees, partners, shareholders and control persons shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Distribution Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of any of such persons in the performance of Distributor's duties or from the reckless disregard by any of such persons of Distributor's obligations and duties under the Distribution Agreement. Registrant intends to advance attorneys' fees or other expenses incurred by any such person in defending a proceeding, upon the undertaking by or on behalf of such person to repay the advance if it is ultimately determined that such person is not entitled to indemnification.

          Notwithstanding any provisions to the contrary in Registrant's Agreement and Declaration of Trust, in Ohio law or in the Management Contract, the Subadvisory Agreement and the Distribution Agreement, Registrant will not indemnify its Trustees and officers, the Adviser or the Distributor for any liability to the Registrant or its shareholders to which such persons would otherwise be subject unless
          (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties ("disabling conduct") or (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by
          (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of Registrant as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion. Registrant may advance attorneys' fees or other expenses incurred by the indemnitee in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification, so long as one of the following conditions is met:
          (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------

          The Manager has been registered as an investment adviser since ____ and Registrant is the sole client of the Manager. The directors and officers of the Manager and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:

               (i) Savitri Pai - Chief Operating Officer; previously Chief Legal Officer and Chief Compliance Officer of AHA Investment Funds, Inc.

               (ii) Dr. Thomas Russell - Chief Executive Officer; Dr. Russell is
                    also currently, and for the past two years has been, Executive Director of the American College of Surgeons.

               (iii)Gay L. Vincent - Chief  Financial  Officer;  Ms.  Vincent is
                    also currently, and for the past two years has been, Comptroller of the American College of Surgeons.

               (iv) Debbie Bakazan - Chief Compliance Officer;  previously Chief
                    Compliance Officer and Business Services Manager of CCM Advisors, LLC.

          The business address of the Manager and of each director and officer of the Manager is 633 N. Saint Clair, Chicago, Illinois 60611-3211.

          The ETF Subadviser has been registered as an investment adviser since ____. The directors and executive officers of the Subadviser and any other business, profession, vocation or employment of a substantial nature engaged in at any time during the past two years:


                    [To  be included by amendment]


          The business address of the Subadviser and of each director and executive officer of the Subadviser is [address].


Item 27.  Principal Underwriters
          ----------------------

          (a) The Distributor, located at [address], also acts as the principal underwriter for the following registered investment companies:

                    [To  be included by amendment]

                                      Position with           Position with
          (b)  Name                   Distributor             Registrant
               -------------          ---------------         ------------------

                    [To be included by amendment]

          The address of each of the above-named persons is [address].

          (c)  Inapplicable

Item 28.  Location of Accounts and Records
          --------------------------------
          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at its offices located at 633 N. Saint Clair, Chicago, Illinois 60611-3211, or at the offices of the Registrant's transfer agent located at [address], or at the offices of the Registrant's custodian located at [address].

Item 29.  Management Services Not Discussed in Parts A or B
          -------------------------------------------------
          Inapplicable

Item 30.  Undertakings
          ----------------
          Inapplicable



                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 5th day of May, 2006.

                                            SURGEONS INVESTMENT FUNDS

                                            By:  /s/ Gay L. Vincent
                                                 ----------------------------
                                                 Gay L. Vincent, President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                             Date

/s/ Gay L. Vincent                   President (Chief Executive     May 5, 2006
--------------------------------     Officer) and Sole Trustee
Gay L. Vincent


/s/ Mark J. Seger                    Treasurer                      May 5, 2006
--------------------------------     (Chief Financial Officer)
Mark J. Seger

                                INDEX TO EXHIBITS
                                -----------------

   Item 23 (a)      Agreement and Declaration of Trust

   Item 23 (b)      Bylaws